Organization and Line of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Line of Business
1.	ORGANIZATION AND LINE OF BUSINESS

H/Cell Energy Corporation (the “Company”) was incorporated in the state of Nevada on August 17, 2015 and is based in Dallas, Texas. The Company’s principal operations consist of designing and installing clean energy systems with a focus on hydrogen energy. Effective January 31, 2017, the Company acquired The Pride Group (QLD) Pty Ltd, an Australian company (“Pride”), a provider of security systems integration for customers in the government and commercial sector, and has launched a new clean energy systems division to focus on the Asia-Pacific high growth renewable energy market. On February 1, 2018, the Company acquired PVBJ Inc. (“PVBJ”) Established in 2008, PVBJ is engaged in the business of the design, installation, maintenance, and emergency service of environmental systems both in residential and commercial markets.

The Company has developed a hydrogen energy system for residential and commercial use designed to create electricity (the “System”), which uses renewable energy as its source for hydrogen production. The System functions as a self-sustaining clean energy system using hydrogen and fuel cell technology and can be configured as an off-grid solution for all electricity needs or connected to the grid to generate energy credits. The System’s production of electricity is eco-friendly since it is not produced by the use of fossil fuels and is based upon a green-energy concept that is safe, renewable, self-sustaining, and cost effective.

During the three and six months ended June 2020, the Company took significant steps to transition its hydrogen energy business to focus on hydrogen production on a scaled production plant model. During the period, the Company disposed of its interests in both PVBJ and Pride (See Note 16 ‘Discontinued Operations’) in order to facilitate this transition. As part of the disposition the Company agreed to provide certain post-closing support to both PVBJ and Pride through Q3 2020. On August 12, 2020, pursuant to a Seed Capital Subscription Agreement, we made an equity investment into VoltH2 Holdings AG (“VoltH2”), a Swiss corporation developing scalable green hydrogen production projects primarily in Europe. VoltH2 is currently developing a 25MW green hydrogen production site near Vlissingen, Netherlands. The investment was for a total purchase price $175,000 USD representing a 17.5% equity interest in VoltH2.

Effective June 26, 2020, Charles Benton and Michael Doyle resigned as our Directors. The resignations are not due to any disagreements with the Company its management, or operations.

1.	ORGANIZATION AND LINE OF BUSINESS

H/Cell Energy Corporation (the “Company”) was incorporated in the state of Nevada on August 17, 2015. The Company, based in Dallas, Texas, is a company whose principal operations consist of designing and installing clean energy systems with a focus on hydrogen energy. Effective January 31, 2017, the Company acquired The Pride Group (QLD) Pty Ltd, an Australian company (“Pride”). Founded in 1997, Pride is a provider of security systems integration for a variety of customers in the government and commercial sector and has launched a new clean energy systems division to focus on the high growth renewable energy market in Asia-Pacific. The new clean energy division has generated some revenue and has begun to bid a number of projects. On February 1, 2018, the Company acquired PVBJ Inc. (“PVBJ”) for 22,223 shares of the Company’s common stock with a fair value of $1,177,779 and $221,800 in earn-out liability. Established in 2008, PVBJ is well recognized for the design, installation, maintenance and emergency service of environmental systems both in residential and commercial markets. PVBJ is now expanding into clean energy systems.

The Company has developed a hydrogen energy system for residential and commercial use designed to create electricity. This system uses renewable energy as its source for hydrogen production. It functions as a self-sustaining clean energy system using hydrogen and fuel cell technology. It can be configured as an off grid solution for all electricity needs or it can be connected to the grid to generate energy credits. Its production of electricity is truly eco-friendly, as it is not produced by the use of fossil fuels. It is a revolutionary green-energy concept that is safe, renewable, self-sustaining and cost effective.